Long-Term Debt (Indebtedness Table) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Debt Instrument [Line Items]
Total outstanding debt	$ 2,022.5
Other debt	0.4
Line of Credit
Debt Instrument [Line Items]
Total outstanding debt	237.0
2.7% Senior Notes due 2019
Debt Instrument [Line Items]
Senior Notes	399.5
7.125% Senior Notes due 2022
Debt Instrument [Line Items]
Senior Notes	184.4
4.4% Senior Notes due 2024
Debt Instrument [Line Items]
Senior Notes	553.2
5.6% Senior Notes due 2044
Debt Instrument [Line Items]
Senior Notes	349.7
5.05% Senior Notes due 2045
Debt Instrument [Line Items]
Senior Notes	$ 298.3